Related party transactions - Key Management Renumeration (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) payment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related Party [Abstract]
Short-term employee benefits (salaries)	$ 5,436	$ 6,614	$ 8,786
Share-based compensation	20,316	19,113	25,575
Total	$ 25,752	$ 25,727	$ 34,361
Post-employment benefits, number of payments | payment	1
Post-employment benefits, number of months of salary paid	2 months